Note 17 - Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
	Land and buildings	Mine development, infrastructure and other	Exploration and Evaluation assets	Plant and equipment	Fixtures and fittings	Motor vehicles	Total
Cost
Balance at January 1, 2017	8,367	45,078	6,967	24,536	876	2,255	88,079
Additions **	—	*17,464	—	3,377	36	72	20,949
Impairments	—	—	—	(12)	—	—	(12)
Disposals and scrappings	—	—	—	—	—	(2)	(2)
Reallocations between asset classes	1,051	(1,051)	—	(20)	20	—	—
Foreign exchange movement	16	7	—	—	11	4	38
Balance at December 31, 2017	9,434	61,498	6,967	27,881	943	2,329	109,052

Balance at January 1, 2018	9,434	61,498	6,967	27,881	943	2,329	109,052
Additions **	—	*18,719	—	899	202	95	19,915
Impairments ***	—	(60)	—	(529)	(216)	(17)	(822)
Assets held for sale	(140)	(74)	—	—	—	—	(214)
Reallocations between asset classes	1,068	(5,525)	—	4,457	—	—	—
Foreign exchange movement	(23)	(49)	—	(33)	(6)	(5)	(116)
Balance at December 31, 2018	10,339	74,509	6,967	32,675	923	2,402	127,815
	Land and buildings	Mine development, infrastructure and other	Exploration and Evaluation assets	Plant and equipment	Fixtures and fittings	Motor vehicles	Total
Accumulated depreciation and Impairment losses
Balance at January 1, 2017	2,950	4,541	—	13,229	642	1,844	23,206
Depreciation for the year	686	631	—	2,153	115	178	3,763
Foreign exchange movement	—	—	—	—	4	1	5
Balance at December 31, 2017	3,636	5,172	—	15,382	761	2,023	26,974

Balance at January 1, 2018	3,636	5,172	—	15,382	761	2,023	26,974
Depreciation for the year	775	649	—	2,404	99	144	4,071
Impairments	—	—	—	(429)	(170)	(15)	(614)
Foreign exchange movement	—	—	—	—	(41)	(2)	(43)
Balance at December 31, 2018	4,411	5,821	—	17,357	649	2,150	30,388

Carrying amounts
At December 31, 2017	5,798	56,326	6,967	12,499	182	306	82,078
At December 31, 2018	5,928	68,688	6,967	15,318	274	252	97,427